Option Granted by Company (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	60,000		60,000	1,503,000
Exercise price	$ 8.05		$ 7.50	$ 6.03
January 2012 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	600,000	[1]
Vesting period	100% vested in April 2013	[1]
Exercise price	$ 6.66	[1]
Exercisable period, start date	Apr. 01, 2013	[1]
Exercisable period, end date	Apr. 30, 2016	[1]
Weighted average remaining contractual life in months	16 months	[1]
April 2012 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	831,000
Vesting period	50% vested in January 2013, 40% vested in 2014 and 10% will vest after 2014
Exercise price	$ 5.63
Exercisable period, start date	Jan. 01, 2013
Exercisable period, end date	Apr. 26, 2015
Weighted average remaining contractual life in months	3 months 26 days
June 2012 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	60,000
Vesting period	100% vested at date of grant
Exercise price	$ 5.34
Exercisable period, start date	Jun. 06, 2012
Exercisable period, end date	Jun. 05, 2015
Weighted average remaining contractual life in months	5 months 5 days
2013 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	60,000
Vesting period	100% vested at date of grant
Exercise price	$ 7.50
Exercisable period, start date	May 31, 2013
Exercisable period, end date	May 31, 2016
Weighted average remaining contractual life in months	17 months
2014 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	60,000
Vesting period	100% vested at date of grant
Exercise price	$ 8.05
Exercisable period, start date	Jun. 06, 2014
Exercisable period, end date	Jun. 05, 2017
Weighted average remaining contractual life in months	29 months 5 days

[1]	Exercisable period modified in 2013